CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2020 USD ($)
Default risk
CONCENTRATION OF RISKS
Cash and cash equivalents and restricted cash	¥ 3,393,638	¥ 3,775,790		$ 520,098
Lease rental and other financing receivables	¥ 2,331,109	¥ 2,136,847		$ 357,258
Exchange rate risk
CONCENTRATION OF RISKS
Depreciation of RMB against US dollar (in percent)		1.60%	5.00%
Foreign Currency Exchange Rate Appreciation	6.50%